Benefit Plans - Rollforward of RSUs, PSUs and Restricted Shares - (Details) - RSUs, PSUs and Restricted Shares shares in Thousands	12 Months Ended
Dec. 31, 2023 $ / shares shares
Units/Shares
Nonvested, beginning balance (in units/shares) | shares	14,359
Granted (in units/shares) | shares	8,673
Vested (in units/shares) | shares	(5,129)
Forfeited (in units/shares) | shares	(1,263)
Nonvested, ending balance (in units/shares) | shares	16,640
Wtd. Avg. Grant Date Fair Value
Nonvested, beginning balance (in usd per units/share) | $ / shares	$ 52.84
Granted (in usd per units/share) | $ / shares	41.47
Vested (in usd per units/share) | $ / shares	50.31
Forfeited (in usd per units/share) | $ / shares	46.14
Nonvested, ending balance (in usd per units/share) | $ / shares	$ 48.36